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                           SEI ASSET ALLOCATION TRUST

                      DIVERSIFIED CONSERVATIVE INCOME FUND
                         DIVERSIFIED CONSERVATIVE FUND
                    DIVERSIFIED GLOBAL MODERATE GROWTH FUND
                          DIVERSIFIED MODERATE GROWTH
                         DIVERSIFIED GLOBAL GROWTH FUND
                         DIVERSIFIED GLOBAL STOCK FUND
                          DIVERSIFIED U.S. STOCK FUND

                    SUPPLEMENT DATED APRIL 15, 1999, TO THE
                               CLASS A PROSPECTUS
                              DATED JULY 31, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

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The following disclosure is inserted on page 27 of the prospectus under the
Purchase and Redemption section:

    Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

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The prospectus is hereby amended to reflect this change.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SEI-A-116-03